Right-of-use assets (Tables)	9 Months Ended
Sep. 30, 2022
Right-of-use assets.
Schedule of right-of-use assets

	Right-of-use assets
					Right-of-	Lease
		Lands and	Plant and		use	liabilities
	Pipelines	buildings	equipment	Vehicles	assets	(Note 20.1)
Balance as of December 31, 2021	77,019	199,070	121,384	99,205	496,678	1,165,099
Additions	33,688	69,656	61,004	85,226	249,574	249,574
Amortization of the period	(18,133)	(43,240)	(42,356)	(71,827)	(175,556)	—
Remeasurements(1)	(110)	(5,828)	5,105	11,952	11,119	16,183
Disposals	(3,109)	(1,599)	(17,966)	(214)	(22,888)	(23,280)
Finance cost	—	—	—	—	—	50,366
Payment of capital and interests	—	—	—	—	—	(311,696)
Reclassifications/transfers	(540)	208	551	(43)	176	(2,238)
Exchange difference	5,526	24,106	4,445	12,152	46,229	52,195
Balance as of September 30, 2022 (Unaudited)	94,341	242,373	132,167	136,451	605,332	1,196,203
(1)	Corresponds mainly to updating rates and conditions in lease contracts